Long-term Borrowings, Capital Lease Obligations and License Agreements - Annual Principal Payments on Long-Term Debt (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Required annual principal payments on long-term debt
2019	$ 20,807
2020	11,342
2021	750,000
2023	$ 1,905,000